Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2013
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information
Supplemental Cash Flow Information

	Year Ended December 31,
	2013	2012	2011
	(Millions)
Cash paid for interest and income taxes:
Cash paid for interest, net of amounts capitalized	$40	$23	$17
Cash paid for income taxes, net of income tax refunds	$1	$1	$30
Non-cash investing and financing activities:
Property, plant and equipment acquired with accounts payable	$27	$47	$34
Other non-cash additions of property, plant and equipment	$1	$8	$3
Non-cash change in parent advances	$—	$(115)	$5
Accounts payable related to equity issuance costs	$1	$—	$—